Consolidated Statements of Shareholders' Deficit - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014			$ 47,309,000	$ (51,721,000)	$ (4,412,000)
Balance, shares at Dec. 31, 2014	2,229,702	752,701
Issuance of convertible preferred stock and warrants, net of costs			5,220,000		5,220,000
Issuance of convertible preferred stock and warrants, net of costs, shares	1,896,510
Conversion of debt into preferred stock			752,000		752,000
Conversion of debt into preferred stock, shares	222,411
Series a & b preferred stock conversion to common stock
Series a & b preferred stock conversion to common stock, shares	(4,304,593)	221,597
Warrant exercises			1,252,000		1,252,000
Warrant exercises, shares		126,605
Warrant price adjustment			33,000		33,000
Issuance of replacement warrants			568,000		568,000
Lincoln park capital fund - commitment fee
Lincoln park capital fund - commitment fee, shares		18,519
Issuance of stock under lincoln park capital fund agreement, net of costs			190,000		190,000
Issuance of stock under lincoln park capital fund agreement, net of costs, shares		33,930
Issuance of shares under associate stock purchase plan			66,000		66,000
Issuance of shares under associate stock purchase plan, shares		7,378
Issuance of restricted common stock to associates, net of forfeitures
Issuance of restricted common stock to associates, net of forfeitures, shares		3,733
Share price conversion adjustment			3,705,000		3,705,000
Share price conversion adjustment, shares		365,895
Conversion of warrant liability to additional paid-in capital			931,000		931,000
Preferred dividend paid with common stock			86,000	(86,000)
Preferred dividend paid with common stock, shares		3,323
Issuance of warrants for capital lease arrangements			135,000		135,000
Issuance of warrants for capital lease arrangements, shares		3,203
Issuance of common stock and warrants for professional services			315,000		315,000
Issuance of common stock and warrants for professional services, shares		25,556
Stock compensation expense, including issuance of performance stock awards to associates			443,000		443,000
Stock compensation expense, including issuance of performance stock awards to associates, shares
Director equity exchange agreement			(779,000)	779,000
Director equity exchange agreement, shares		(17,014)
Share-based compensation, shares		3,203
Issuance of common stock under associate stock purchase plan, shares		7,378
Net loss				(18,252,000)	(18,252,000)
Balance at Dec. 31, 2015			60,226,000	(69,280,000)	(9,054,000)
Balance, shares at Dec. 31, 2015	44,030	1,545,426
Conversion of debt into preferred stock
Warrant exercises			1,605,000		1,605,000
Warrant exercises, shares		256,337
Share price conversion adjustment, shares
Conversion of warrant liability to additional paid-in capital			1,738,000		1,738,000
Preferred dividend paid with common stock			4,000	(4,000)
Preferred dividend paid with common stock, shares		535
Issuance of common stock and warrants for professional services			547,000		547,000
Issuance of common stock and warrants for professional services, shares		69,256
Conversion of preferred stock to common stock
Conversion of preferred stock to common stock, shares	(500)	6,755
March 2016 equity offering, net of costs			1,332,000		1,332,000
March 2016 equity offering, net of costs, shares		189,733
Issuance of warrants and price adjustments			2,998,000		2,998,000
Share-based compensation			582,000		582,000
Share-based compensation, shares		21,898
Issuance of common stock under associate stock purchase plan			87,000		87,000
Issuance of common stock under associate stock purchase plan, shares		13,452
Net loss				(15,167,000)	(15,167,000)
Balance at Dec. 31, 2016			$ 69,119,000	$ (84,451,000)	$ (15,332,000)
Balance, shares at Dec. 31, 2016	43,530	2,103,392